Fair Value Option	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Option
Fair value option

We elected fair value as an alternative measurement for selected financial assets, financial liabilities, unrecognized firm commitments and written loan commitments.

The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
(in millions)	Dec. 31, 2014	Dec. 31, 2013
Assets of consolidated investment management funds:
Trading assets	$8,678	$10,397
Other assets	604	875
Total assets of consolidated investment management funds	$9,282	$11,272
Liabilities of consolidated investment management funds:
Trading liabilities	$7,660	$10,085
Other liabilities	9	46
Total liabilities of consolidated investment management funds	$7,669	$10,131

BNY Mellon values assets in consolidated CLOs using observable market prices from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Mark-to-market valuation best reflects the limited interest BNY Mellon has in the economic performance of the consolidated CLOs. Changes in the values of assets and liabilities are reflected in the income statement as investment income of consolidated investment management funds and in the interest of investment management fund noteholders, respectively.

We have elected the fair value option on $21 million of loans. The fair value of these loans was $21 million at Dec. 31, 2014. There were no loans at fair value at Dec. 31, 2013. The loans were valued using observable market inputs to discount expected loan cash flows. These loans are included in Level 2 of the valuation hierarchy.

We have elected the fair value option on $240 million of long-term debt. The fair value of this long-term debt was $347 million at Dec. 31, 2014 and $321 million at Dec. 31, 2013. The long-term debt is valued using observable market inputs and is included in Level 2 of the valuation hierarchy.

The following table presents the changes in fair value of the long-term debt included in foreign exchange and other trading revenue in the consolidated income statement.

Foreign exchange and other trading revenue
	Year ended Dec. 31,
(in millions)	2014	2013
Changes in fair value of long-term debt (a)	$26	$24

(a)	The changes in fair value of long-term debt are approximately offset by economic hedges included in foreign exchange and other trading revenue.